Marketable securities and other securities investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net Investment Income [Line Items]
Proceeds from sales of available-for-sale securities	¥ 251,940	¥ 108,708	¥ 113,348
Gross realized gains on sales of available-for-sale securities	61,038	9,500	17,912
Gross realized losses on sales of available-for-sale securities	108	365	161
Impairment losses recognized on available-for-sale securities	¥ 7,073	¥ 9,272	¥ 2,578
Available-for-sale Securities | Public and Corporate Bonds
Net Investment Income [Line Items]
Maturity period for securities, minimum	1 year	1 year
Maturity period for securities, maximum	10 years	10 years
Japanese bonds | Available-for-sale Securities | Public and Corporate Bonds
Net Investment Income [Line Items]
Percentage of Assets	28.00%	37.00%
U.S., European and other bonds | Available-for-sale Securities | Public and Corporate Bonds
Net Investment Income [Line Items]
Percentage of Assets	72.00%	63.00%
Japan | Available-for-sale Securities | Common stocks
Net Investment Income [Line Items]
Percentage of Assets	92.00%	90.00%